Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of accrued liabilities and other payables
	December 31, 2019	December 31, 2020

Borrowing from former shareholder (1)	$2,155	$1,226
Payable to merchants of Cheers e-Mall (2)	-	7,373
Co-invest online series production fund	472	793
Payroll payables	1,262	1,525
Other payables	2,245	374
	$6,134	$11,291

(1)	Borrowing from former shareholder represented the loan from Lead Eastern Investment Co., Ltd, who was the related party of the Company until October 26, 2018.
(2)	Payable to merchants of Cheers e-Mall related to cash received on behalf of the merchants in advance, for which the related transactions have not been completed.